Notes to the consolidated statements of income - Income taxes geographical (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographic region
Income before income taxes	€ 1,840,114	€ 2,736,736	€ 1,997,615
Income tax expense (benefit)
Current tax expense	337,348	421,908	646,127
Deferred tax income	64,266	89,171	(203,046)
Total tax expense (income)	401,614	511,079	443,081
Germany
Disclosure of geographic region
Income before income taxes	101,734	161,861	(20,363)
Income tax expense (benefit)
Current tax expense	(59,928)	45,136	77,934
Deferred tax income	48,313	(34,685)	(36,022)
United States
Disclosure of geographic region
Income before income taxes	1,149,149	2,191,834	1,589,501
Income tax expense (benefit)
Current tax expense	168,503	261,211	437,201
Deferred tax income	57,352	145,700	(156,704)
Other
Disclosure of geographic region
Income before income taxes	589,231	383,041	428,477
Income tax expense (benefit)
Current tax expense	228,773	115,561	130,992
Deferred tax income	€ (41,399)	€ (21,844)	€ (10,320)